Securities - Summary of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Financial assets at fair value through other comprehensive income	$ 126,253	$ 130,600
Government and government-related securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	91,599	94,649
Gross unrealized gains	407	502
Gross unrealized (losses)	(200)	(418)
Financial assets at fair value through other comprehensive income	91,806	94,733
Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	12,193	12,740
Gross unrealized gains	44	38
Gross unrealized (losses)	(17)	(47)
Financial assets at fair value through other comprehensive income	12,220	12,731
Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	10,297	9,443
Gross unrealized gains	70	75
Gross unrealized (losses)	(19)	(11)
Financial assets at fair value through other comprehensive income	10,348	9,507
Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	44,384	45,857
Gross unrealized gains	186	265
Gross unrealized (losses)	(160)	(356)
Financial assets at fair value through other comprehensive income	44,410	45,766
Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	18,451	20,034
Gross unrealized gains	54	65
Gross unrealized (losses)	(4)	(3)
Financial assets at fair value through other comprehensive income	18,501	20,096
Government and government-related securities [member] | Mortgage- backed securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	6,274	6,575
Gross unrealized gains	53	59
Gross unrealized (losses)		(1)
Financial assets at fair value through other comprehensive income	6,327	6,633
Other debt securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	30,484	30,906
Gross unrealized gains	86	119
Gross unrealized (losses)	(81)	(77)
Financial assets at fair value through other comprehensive income	30,489	30,948
Other debt securities [member] | Asset-backed financings [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	21,248	21,901
Gross unrealized gains	58	87
Gross unrealized (losses)	(32)	(19)
Financial assets at fair value through other comprehensive income	21,274	21,969
Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	431	471
Gross unrealized gains		1
Gross unrealized (losses)	(1)
Financial assets at fair value through other comprehensive income	430	472
Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	8,805	8,534
Gross unrealized gains	28	31
Gross unrealized (losses)	(48)	(58)
Financial assets at fair value through other comprehensive income	8,785	8,507
Debt securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	122,083	125,555
Gross unrealized gains	493	621
Gross unrealized (losses)	(281)	(495)
Financial assets at fair value through other comprehensive income	122,295	125,681
Equity securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	1,958	2,101
Gross unrealized gains	79	138
Gross unrealized (losses)	(77)	(65)
Financial assets at fair value through other comprehensive income	1,960	2,174
Equity securities [member] | Common shares [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	1,657	1,725
Gross unrealized gains	71	118
Gross unrealized (losses)	(34)	(39)
Financial assets at fair value through other comprehensive income	1,694	1,804
Equity securities [member] | Preferred shares [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	301	376
Gross unrealized gains	8	20
Gross unrealized (losses)	(43)	(26)
Financial assets at fair value through other comprehensive income	266	370
Securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	124,041	127,656
Gross unrealized gains	572	759
Gross unrealized (losses)	(358)	(560)
Financial assets at fair value through other comprehensive income	$ 124,255	$ 127,855